Significant equity transactions	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Significant equity transactions
4	Significant equity transactions
Initial public offering (“IPO”)
On October 1, 2018, the Company completed its

IPO
on the New York Stock Exchange under the symbol of “LAIX”. The Company offered 5,750,000 American Depositary Shares (“ADS”). Each ADS represents one Class A ordinary share and was sold to the public at US$12.50 per ADS. Net proceeds raised by the Company from the
IPO
in total amounted to approximately RMB 441,166

(US$64,130) after deducting underwriting discounts and commissions and other offering expenses.
Upon the completion of the
IPO
, all classes of preferred shares of the Company were converted and designated as Class A ordinary shares on a one-for-one
basis.
Upon the completion of the IPO, each holder of Class A ordinary share is entitled to one vote and each holder of Class B ordinary share is entitled to ten votes. Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary share is not convertible into Class B ordinary share under any circumstances. Upon any sale, transfer, assignment or disposition of Class B ordinary shares by a holder thereof to any person other than the founders or any entity which is not ultimately controlled by any of them, such Class B ordinary share shall be automatically and immediately converted into the same number of Class A ordinary share.